Dividends (Tables)	12 Months Ended
Dec. 31, 2018
Dividends [Abstract]
Details of dividends recognized as distributions to common stockholders
(a)	Details of dividends recognized as distributions to common stockholders for the years ended December 31, 2017 and 2018 are as follows:

	2017		2018 (*1)
Total number of shares issued and outstanding	~~W~~	474,199,587	474,199,587
Par value per share in won		5,000	5,000
Dividend per share in won		1,450	1,600

Dividends (*2)	~~W~~	687,589	753,041

Dividend rate per share		% 29.0	32.0

(*1)	The dividend is the amount of dividend that will be paid on March 27, 2019 and is not recognized as a distribution to the owners during the period.
(*2)	The amounts are proposed or declared dividends before the financial statements were authorized for issue but not recognized as a distribution to owners during the year.

Dividend for hybrid bond
(b)	Dividend for hybrid bond was calculated as follows for the years ended December 31, 2017 and 2018:

	2017		2018
Amount of hybrid bond	~~W~~	425,000	1,538,150
Interest rate	%	3.77 ~ 4.38	3.77 ~ 5.88

Dividend (*)	~~W~~	17,678	40,357

(*)	The dividends to hybrid bonds that were early redeemed during the period are included.